Summary of Device Installment Receivables Sold under RPA and Revolving Program (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device installment plan receivables sold, net	$ 9,363	[1]
Cash proceeds received	7,240	[2]
Deferred purchase price recorded	2,222
Receivables Purchase Agreement
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device installment plan receivables sold, net	6,093	[1]
Cash proceeds received	4,502	[2]
Deferred purchase price recorded	1,690
Revolving Program
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device installment plan receivables sold, net	3,270	[1]
Cash proceeds received	2,738	[2]
Deferred purchase price recorded	$ 532

[1]	Device installment plan receivables net of allowances, imputed interest and the device trade-in right.
[2]	As of December 31, 2015, cash proceeds received, net of remittances, were $5.9 billion.